SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2021
Subsidiary Public Issuer [Abstract]
Condensed Financial Information	The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPIC and BIPC Holdings:

For the year ended December 31, 2021 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, BIPIC, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated
Revenues	$—	$—	$—	$—	$—	$11,537	$11,537
Net income (loss) attributable to partnership(1)	556	—	—	208	885	(556)	1,093
For the year ended December 31, 2020
Revenues	$—	$—	$—	$—	$—	$8,885	$8,885
Net income (loss) attributable to partnership(1)	141	—	—	5	389	(141)	394
For the year ended December 31, 2019
Revenues	$—	$—	$—	$—	$—	$6,597	$6,597
Net income (loss) attributable to partnership(1)	52	—	—	—	233	(52)	233
As at December 31, 2021
Current assets	$—	$—	$—	$—	$—	$4,896	$4,896
Non-current assets	6,840	—	1,045	2,373	9,835	48,972	69,065
Current liabilities	—	—	232	—	—	8,429	8,661
Non-current liabilities	—	2,288	—	—	—	36,621	38,909
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,408	2,408
BIPC exchangeable shares	—	—	—	—	—	1,369	1,369
Exchangeable units(5)	—	—	—	—	—	85	85
In operating subsidiaries	—	—	—	—	—	15,658	15,658
Preferred unitholders	—	—	—	—	—	1,138	1,138
As at December 31, 2020
Current assets	$—	$—	$—	$—	$—	$3,711	$3,711
Non-current assets	5,363	—	944	2,238	7,232	41,843	57,620
Current liabilities	—	—	77	—	—	5,447	5,524
Non-current liabilities	—	2,027	—	591	—	31,516	34,134
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	1,687	1,687
BIPC exchangeable shares	—	—	—	—	—	638	638
Exchangeable units(5)	—	—	—	—	—	12	12
In operating subsidiaries	—	—	—	—	—	13,954	13,954
Preferred unitholders	—	—	—	—	—	1,130	1,130

(1)Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC Exchangeable LP Units, and non-controlling interests - BIPC exchangeable shares.
(2)Includes investments in all subsidiaries of our partnership under the equity method.
(3)Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.
(4)Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.
(5)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.